Stockholders' Equity	12 Months Ended
Dec. 31, 2013
Stockholders' Equity Note [Abstract]
Stockholders' Equity
Stockholders' Equity
Preferred Stock
We have two classes of Preferred Stock issued and outstanding: the 4% Preferred Stock (the Preferred Stock) and the $2.12 Preference Stock (the Preference Stock). The Preferred Stock is entitled to cumulative dividends of $2 per year and can be converted into 24.24 shares of common stock, subject to adjustment in certain events. The Preferred Stock is redeemable at our option at a price of $50 per share, plus dividends accrued through the redemption date. We are authorized to issue 600,000 shares of Preferred Stock. At December 31, 2013 and 2012, there were 74 shares and 85 shares outstanding, respectively. There are no unpaid dividends in arrears.

The Preference Stock is entitled to cumulative dividends of $2.12 per year and can be converted into 16.53 shares of common stock, subject to adjustment in certain events. The Preference Stock is redeemable at our option at a price of $28 per share. We are authorized to issue 5,000,000 shares of Preference Stock. At December 31, 2013 and 2012, there were 21,838 shares and 23,928 shares outstanding, respectively. There are no unpaid dividends in arrears.

Common Stock
We have 480,000,000 shares of common stock authorized and 323,337,912 shares were issued at December 31, 2013 and 2012. At December 31, 2013, 39,810,385 shares were reserved for issuance under our stock plans, dividend reinvestment program and for the conversion of the Preferred Stock and Preference Stock. The following table summarizes the changes in Common Stock and Treasury Stock:

	Treasury	Common Stock
Balance at December 31, 2010	119,906,910	203,431,002
Repurchases of common stock	4,692,200	(4,692,200)
Issuance of common stock	(963,448)	963,448
Conversions to common stock	(48,820)	48,820
Balance at December 31, 2011	123,586,842	199,751,070
Issuance of common stock	(1,118,089)	1,118,089
Conversions to common stock	(14,888)	14,888
Balance at December 31, 2012	122,453,865	200,884,047
Issuance of common stock	(1,163,668)	1,163,668
Conversions to common stock	(34,807)	34,807
Balance at December 31, 2013	121,255,390	202,082,522